Income Taxes (Details 4) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets (Table Amounts)
Retiree benefits	$ 2,549	$ 2,745
Accrued employee compensation	316	311
Provisions for accrued liabilities	347	392
Inventory	227	0
Stock-based compensation	76	91
Other	68	104
Gross deferred tax assets	3,583	3,643
Less valuation allowance	(34)	(53)
Net deferred tax assets	3,549	3,590
Deferred Tax Liabilities (Table Amounts)
Goodwill	788	787
Property, plant and equipment, net	297	315
Contract accounting differences	976	332
Other	79	130
Gross deferred tax liabilities	2,140	1,564
Total net deferred tax assets	$ 1,409	$ 2,026